NOTES PAYABLE Demand Notes payable (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Accretion expense	$ 134,251	$ 0	$ 1,937,308	$ 0
Convertible Debt [Member]
Balance	$ 0	$ 2,017,488	2,017,488	0
Additional principal investment			2,999,975	2,000,000
Fair value of warrants			(548,178)
Accretion expense			548,178
Accrued Interest			1,037,067	17,488
Conversion of principal and interest			(6,054,530)
Balance			$ 0	$ 2,017,488